Consolidated Balance Sheets (Parentheticals) - $ / shares shares in Millions	Dec. 31, 2015	Dec. 31, 2014
Consolidated Balance Sheets (Parenthetical) [Abstract]
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	2,500.0	2,600.0
Common Stock, Shares, Issued	349.5	349.8
Common Stock, Shares, Outstanding	349.5	349.8